Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000010830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000010830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000010830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000010830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000010830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010830 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000010830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000010830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010830 | Sector_Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010830 | Sector_Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000010833 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000010833 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000010833 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000010833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000010833 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000010833 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000010833 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000010833 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010833 | Sector_Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000010833 | Sector_Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000010832 | Other
Holdings [Line Items]
Percent of Net Long Exposure	9.70%
Percent of Net Short Exposure	0.00%
C000010832 | United States
Holdings [Line Items]
Percent of Net Long Exposure	65.80%
Percent of Net Short Exposure	0.00%
C000010832 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	4.70%
Percent of Net Short Exposure	0.00%
C000010832 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	4.50%
Percent of Net Short Exposure	0.00%
C000010832 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	3.40%
Percent of Net Short Exposure	0.00%
C000010832 | France
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000010832 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000010832 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000010832 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000010832 | Spain
Holdings [Line Items]
Percent of Net Long Exposure	1.60%
Percent of Net Short Exposure	0.00%
C000010832 | China
Holdings [Line Items]
Percent of Net Long Exposure	1.50%
Percent of Net Short Exposure	0.00%
C000010836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000010836 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000010836 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000010836 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010829 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	10.10%
C000010829 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	60.90%
C000010829 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	19.20%
C000010829 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	7.10%
C000010829 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000010829 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010829 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010829 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%